Commitments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Capital Commitments
The Group’s capital expenditure contracted for as of December 31 but not provided in the consolidated financial statements were as follows:

	2019	2018
	Million	Million
Land and buildings	7,430	9,327
Telecommunications equipment and others	34,463	44,174

	41,893	53,501

Future Minimum Lease Payments Under Non-cancellable Operating Leases
The total future minimum lease payments under
non-cancellable
operating leases as of December 31, 2018 were as follows:

	Land and buildings	Leased lines and network assets	Others	Total
	Million	Million	Million	Million
As of December 31, 2018
Within one year	10,067	44,867	1,402	56,336
After one year but within five years	24,843	123,088	1,324	149,255
After five years	11,165	3,464	81	14,710

	46,075	171,419	2,807	220,301